Loans Receivable, Net - Composition of Loan Portfolio By Type of Loan (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Real estate loans:
Total loans, gross	$ 642,371	$ 610,837
Deferred loan cost, net of fees	(443)	(439)
Less allowance for loan losses	(4,826)	(6,112)
Total loans	637,102	604,286
Multi-Family [Member]
Real estate loans:
Total loans, gross	37,445	34,284
Consumer Loans [Member]
Real estate loans:
Total loans, gross	8,620	8,717
Less allowance for loan losses	(184)	(208)
Commercial Loans [Member]
Real estate loans:
Total loans, gross	88,938	88,907
Less allowance for loan losses	(847)	(593)
Junior Liens [Member]
Real estate loans:
Total loans, gross	1,184	1,452
Real Estate Loans [Member]
Real estate loans:
Total loans, gross	544,813	513,213
Real Estate Loans [Member] | Multi-Family [Member]
Real estate loans:
Total loans, gross	37,445	34,284
Real Estate Loans [Member] | One-to-Four Family Mortgages [Member]
Real estate loans:
Total loans, gross	163,565	147,962
Real Estate Loans [Member] | Home Equity Line of Credit [Member]
Real estate loans:
Total loans, gross	35,697	35,684
Real Estate Loans [Member] | Construction [Member]
Real estate loans:
Total loans, gross	30,246	39,255
Real Estate Loans [Member] | Land [Member]
Real estate loans:
Total loans, gross	14,873	23,840
Real Estate Loans [Member] | Farmland [Member]
Real estate loans:
Total loans, gross	36,851	47,796
Real Estate Loans [Member] | Non-Residential Real Estate [Member]
Real estate loans:
Total loans, gross	224,952	182,940
Real Estate Loans [Member] | Junior Liens [Member]
Real estate loans:
Total loans, gross	1,184	1,452
Total Other Loans [Member]
Real estate loans:
Total loans, gross	97,558	97,624
Total Other Loans [Member] | Consumer Loans [Member]
Real estate loans:
Total loans, gross	8,620	8,717
Total Other Loans [Member] | Commercial Loans [Member]
Real estate loans:
Total loans, gross	$ 88,938	$ 88,907